9. SALE OF ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
9. SALE OF ASSETS

During the six months ended December 31, 2012 and 2011, respectively, the Company sold equipment that was previously written off for proceeds totaling $3,702 and $2,149, respectively, and recorded a gain of $3,702 and $2,149, respectively, which is included within operating expenses in the accompanying consolidated statements of operations.

In fiscal year 2012, the Company sold equipment that was previously written off for proceeds totaling $10,226 and recorded a gain of $10,226.  In fiscal year 2011, the Company sold equipment that was previously written off for proceeds totaling $35,967 and recorded a gain of $35,967. These gains are included within operating expenses in the accompanying consolidated statements of operations.